CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 419,405	$ 113,798	$ 26,962
Accounts receivable, net of allowance of $328,118	122,420	130,301	0
Inventory	232,344	232,344	0
Prepayments		0	1,436
Prepaid expenses	3,466,668
Other receivables, related party	253,772	147,553	10,800
Other current assets	2,165	2,165	7,060
Total current assets	4,496,774	626,161	46,258
Property and equipment, net of accumulated depreciation of $80,981	327,078	486,096	0
Goodwill	3,553,698	3,553,698	0
Total assets	8,377,550	4,665,955	46,258
Current liabilities
Accounts payable	1,388,226	75,586	38,574
Accrued expenses	74,090	71,695	271,086
Other payables	1,696,500	0	6,699
Notes payable, related party		0	79,468
Loan payable, related party	275,000	0	170,475
Convertible notes payable, net of discount of $34,801	427,372	500,189	175,917
Notes payable, current portion	548,384	724,910	0
Advance payable	275,000	0
Income tax payable		0	10,681
Total current liabilities	4,409,572	1,372,380	752,900
Notes payable, net of current portion	3,087,318	2,603,467	0
Total liabilities	7,496,890	3,975,847	752,900
Commitments and contingencies (Note 7)		0	0
Stockholders' equity (deficit)
Common stock, $0.001 par value, 500,000,000 shares authorized, 120,200,005 and 75,135,000 issued and outstanding, respectively	130,171	120,200	75,135
Additional paid-in capital	3,827,052	3,330,221	223,705
Accumulated deficit	(3,076,877)	(2,760,627)	(1,008,098)
Accumulated other comprehensive income (loss)	0	0	2,616
Total stockholders' equity (deficit)	880,660	690,108	(706,642)
Total liabilities and stockholders' equity (deficit)	8,377,550	4,665,955	46,258
Series A Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock value	200	200	0
Series C Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock value	$ 114	$ 114	$ 0